Investment Strategy - Defiance Daily 2X Space ETF	Jun. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed portfolio of space company securities (described below), which at times may consist of only a single security (the “Target Portfolio”) by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund defines “Space Companies” as companies with at least 50% of their annual revenue derived from the development, deployment, operation, or support or application of space-related technologies and services, as described below. These companies participate in the “space economy,” which refers to economic activity related to the exploration, development, deployment, space logistics, and utilization of space-based systems and infrastructure. This includes commercial activities such as satellite communications, Earth observation, navigation services, launch services, in-orbit operations, and emerging space technologies that support scientific research, data processing, global connectivity, and next-generation applications.

Space Companies may include companies engaged in:

●	The design, manufacture, launch, and operation of spacecraft, launch vehicles, and space systems;

●	The development and operation of satellite communications, navigation, broadband, or space-based data infrastructure;

●	In-orbit services, space logistics, or space-enabled platforms;

●	The production of enabling components, systems, or materials essential to space operations;

●	The development of space-based data, analytics, or related applications derived from satellite or orbital systems; or.
●	The enablement, support or application of any of the above space-related technologies, services or activities.

The Fund seeks to obtain leveraged 2X exposure to the Target Portfolio primarily through swap agreements and/or listed options strategies. The Fund may also invest directly in the equity securities of the companies included in the Target Portfolio.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, regulatory constraints, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Target Portfolio Selection

The Adviser employs a thematic and qualitative approach to identify and select a focused portfolio of generally between 1 and 5 Space Companies aligned with the Fund’s space investment theme and engaged in the space-related technologies and activities described above.

Where the Adviser determines that a single company represents a dominant or transformative exposure within the “Space Companies” universe, it may designate a Target Portfolio consisting of a single equity security as most consistent with the Fund’s investment objective. The Target Portfolio is not subject to any minimum number of holdings.

The companies in the Target Portfolio may include large-, mid-, and small-capitalization companies and may be domestic or foreign issuers, including American Depositary Receipts (“ADRs”) of foreign companies listed on U.S. or non-U.S. exchanges.

The Adviser evaluates companies using a combination of thematic criteria, including:

●	Core Space Activities: Companies for which space-related operations represent a primary operational focus, demonstrated through stated objectives, revenue exposure, product development efforts, or industry participation.

●	Industry Leadership: Emphasis on companies recognized for innovation, technological capabilities, operational scale, or participation in significant commercial or governmental space initiatives.

●	Emerging Potential: Priority is given to companies achieving material advancements, expanding capabilities, or demonstrating momentum within the space ecosystem, reflecting their potential for increasing economic impact.

●	Space Ecosystem Support: Companies significantly involved in developing, enabling, supporting, or applying space technologies .

Based on a proprietary evaluation framework, the Adviser selects a Target Portfolio generally consisting of 1 to 5 companies. The number of Target Portfolio constituents depends on the availability of eligible “Space Companies,” and the Fund’s ability to source the required leverage for each security. Each trading day, the Target Portfolio will generally be reallocated so that each underlying security is approximately equally weighted.

To manage overall portfolio risk, the Adviser may adjust individual weightings to mitigate exposure to companies exhibiting extreme volatility, high correlations, liquidity constraints, or other characteristics that could disproportionately affect performance. Additionally, if regulatory or structural constraints arise from the Target Portfolio’s composition that affect Fund’s derivatives portfolio from achieving 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

To maintain alignment with advancements in space technologies, shifts in company focus, and emerging opportunities, the Adviser will, at least quarterly, either reconfirm the construction of the Target Portfolio or establish a new Target Portfolio by replacing some or all of its underlying securities.

The Adviser may, at its discretion, reconstitute or otherwise adjust the Target Portfolio at any time, including between scheduled rebalancing periods and on an expedited basis, in response to developments it deems material (each, a “Material Space Event”). Material Space Events include, without limitation: (i) the initial public offering or direct listing of a company determined to be a significant participant in the space economy; (ii) a corporate combination, merger, acquisition, spin-off, or restructuring involving one or more existing or prospective Target Portfolio companies; (iii) a delisting, bankruptcy, or material adverse regulatory action affecting a Target Portfolio company; (iv) a material shift in a company’s business focus away from space-related activities; or (v) a technological breakthrough, operational milestone, material contract award, or other development that fundamentally alters the competitive landscape of the space sector.

In connection with any such reconstitution or adjustment, the Adviser may modify the number of Target Portfolio constituents, including reducing the portfolio to a single security or including more than 5 company securities. The Adviser will not provide advance notice to shareholders prior to any such changes. The Fund’s then-current Target Portfolio will be published on the Fund’s website at www.defianceetfs.com on each trading day. During a reconstitution of the Target Portfolio, including in connection with a Material Space Event, the Fund’s leveraged exposure and resulting performance may temporarily deviate from its target of 200%, both above and below such level. Although the Fund will use commercially reasonable efforts to maintain approximately 200% leveraged exposure by the close of each trading day, during a reconstitution period, generally not expected to exceed five (5) trading days, the Fund’s leverage may range from approximately 150% to 220% of its net assets, and its daily performance may not correspond to two times (200%) the daily performance of the Target Portfolio. The Adviser will seek to restore the Fund’s leverage to approximately 200% as soon as reasonably practicable following completion of the reconstitution.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of having at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of Space Company securities.

The Fund may invest in equity securities of large-, mid-, small-, and micro-capitalization companies and may invest in U.S. and non-U.S. issuers, including through American Depositary Receipts (“ADRs”). The Fund may also invest in securities of privately held companies, including late-stage private companies contemplating or preparing for an initial public offering (“IPO”), or in special purpose acquisition companies (“SPACs”). Fund investments may also include companies that have recently completed an IPO or that have become publicly traded through business combinations involving SPACs (“de-SPAC transactions”).

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the space industry and in industries that develop, deploy, or operate space-related technologies and services.

The Fund is expected to have a high portfolio turnover rate.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest 25% or more of its total assets) its investment exposure to companies in the space industry and in industries that develop, deploy, or operate space-related technologies and services.